Deposits	12 Months Ended
Dec. 31, 2022
Deposits [Abstract]
Deposits
9	Deposits

Deposits include security deposits to landlords of rental premises and deposits to the China Trust Protection Fund. In accordance with relevant rules of the China Trust Protection Fund, 1% of the size of trust plans subscribed is deposited in the Fund.